PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFITS - Reconciliation of Pension and Other Post-retirement Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Fair value of the plan assets	$ 60,316	$ 51,856
Deficit in plans, present value of the defined benefit obligation and deficit in the plans	29,298	30,832
Total pension and other post-retirement benefits recognized in balance sheets	29,298	30,832
Pension Plans
Disclosure of defined benefit plans [line items]
Fair value of the plan assets	60,316	51,856
Deficit in plans, present value of the defined benefit obligation and deficit in the plans	26,146	27,965
Total pension and other post-retirement benefits recognized in balance sheets	26,146	27,965
Other Plans
Disclosure of defined benefit plans [line items]
Deficit in plans, present value of the defined benefit obligation and deficit in the plans	3,152	2,867
Total pension and other post-retirement benefits recognized in balance sheets	3,152	2,867
Defined benefit obligations | Pension Plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligation	86,462	79,821	$ 76,172
Defined benefit obligations | Other Plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligation	$ 3,152	$ 2,867	$ 3,365